                                                      OPPENHEIMER SELECT MANAGERS
                                                Supplement dated October 7, 2002 to the
                                       Statement of Additional Information dated March 28, 2002

The Statement of Additional Information is changed as follows:

1.    The supplement to the Statement of Additional Information dated July 1, 2002 is deleted and replaced by this supplement.

2.    All references to "Oppenheimer  Select Managers - Salomon Brothers  Capital Fund" in the Statement of Additional  Information are
deleted and replaced with "Oppenheimer Select Managers - Salomon Brothers All Cap Fund.

3.       The biography for Jon S. Fossel on page 46 is revised to read as follows:

--------------------------- ----------------------------------------------------------- ------------- -----------------
                                                                                        Dollar        Aggregate
                                                                                        Range of      Dollar Range of
Name, Age, Position(s)      Principal Occupation(s) During Past 5 Years/Other           Shares        Shares Owned in
Held with Fund and Length   Trusteeships/Directorships Held by Trustee/Number of        Owned in      any of the
of Service                  Portfolios in Fund Complex Overseen by Trustee              the Fund      Board II Funds
--------------------------- ----------------------------------------------------------- ------------- -----------------
--------------------------- ----------------------------------------------------------- ------------- -----------------
Jon S. Fossel,              Chairman and Director of Rocky Mountain Elk Foundation, a        $0        Over $100,000
Trustee since 1990          not-for-profit foundation (since 1998); and a director of
Age: 60                     P.R. Pharmaceuticals, a privately held company (since
                            October 1999) and UNUMProvident (insurance company)
                            (since June 1, 2002). Formerly Mr. Fossel held the
                            following positions: Chairman and a director (until
                            October 1996) and President and Chief Executive Officer
                            (until October 1995) of the Manager; President, Chief
                            Executive Officer and a director of Oppenheimer
                            Acquisition Corp., Shareholder Services, Inc. and
                            Shareholder Financial Services, Inc. (until October
                            1995). Oversees 41 portfolios in the OppenheimerFunds
                            complex.
--------------------------- ----------------------------------------------------------- ------------- -----------------

4.       The biographies  for C. Howard Kast and Robert M. Kirchner on page 47 are deleted in their entirety and the following  trustee biographies are added as follows:

--------------------------- ----------------------------------------------------------- -------------- ----------------
Name, Age, Position(s)      Principal Occupation(s) During Past 5 Years/Other           Dollar Range   Aggregate
                                                                                                       Dollar Range
                                                                                                       of Shares
                                                                                        of Shares      Owned in any
Held with Fund and Length   Trusteeships/Directorships Held by Trustee/Number of        Owned in the   of the Board
of Service                  Portfolios in Fund Complex Overseen by Trustee              Fund           II Funds
--------------------------- ----------------------------------------------------------- -------------- ----------------
--------------------------- ----------------------------------------------------------- -------------- ----------------
Beverly L. Hamilton,        Trustee (since 1996) of MassMutual Institutional Funds           $0              $0
Trustee since 2002          and of MML Series Investment Fund (open-end investment
Age: 55                     companies); Director of MML Services, an investment
                            company (since April 1987), America Funds Emerging
                            Markets Growth Fund, an investment company (since October
                            1991), The California Endowment, a philanthropy
                            organization (since April 2002), and Community Hospital
                            of Monterey Peninsula, (since February 2002), a Trustee
                            of Monterey International Studies, an educational
                            organization (since February 2000), and an advisor to
                            Unilever (Holland)'s pension fund and to Credit Suisse
                            First Boston's Sprout venture capital unit. Mrs. Hamilton
                            also is a member of the investment committees of the
                            Rockefeller Foundation, the University of Michigan and
                            Hartford Hospital. Formerly, Mrs. Hamilton held the
                            following position: President ARCO Investment Management
                            Company, (from February 1991 until April 2000). Oversees
                            40 portfolios in the OppenheimerFunds complex.
--------------------------- ----------------------------------------------------------- -------------- ----------------
--------------------------- ----------------------------------------------------------- -------------- ----------------
Robert J. Malone,           Director of Jones Knowledge, Inc., a privately held              $0              $0
Trustee since 2002          company (since 2001), director of U.S. Exploration, Inc.,
Age: 57                     (since 1997), director of Colorado UpLIFT, a non-profit
                            organization (since 1986) and a Trustee of the Gallagher
                            Family Foundation, (since 2000). Formerly, Mr. Malone
                            held the following positions: Chairman of U.S. Bank
                            (formerly Colorado National Bank) a subsidiary of U.S.
                            Bancorp (from July 1, 1996 until April 1, 1999); Chairman
                            of the Board and Chief Executive Officer of Colorado
                            National Bank (from December 18, 1992 until July 1,
                            1996); director of Commercial Assets, Inc. (from 1993 to
                            2000). Oversees 40 portfolios in the OppenheimerFunds
                            complex.
--------------------------- ----------------------------------------------------------- -------------- ----------------

5.       The biography for Scott T. Farrar on page 49 is deleted in its entirety and the following officer biographies are added:

---------------------------------------------- ------------------------------------------------------------------------
Philip T. Masterson,                           Vice President and Assistant Counsel of the Manager (since July 1998);
Assistant Secretary                            formerly, an associate with Davis, Graham, & Stubbs LLP (January
(since August 27, 2002)                        1997-June 1998). An officer of 72 portfolios in the OppenheimerFunds
Age: 38                                        complex.
---------------------------------------------- ------------------------------------------------------------------------
---------------------------------------------- ------------------------------------------------------------------------
Philip Vottiero,                               Vice President/Fund Accounting of the Manager (since March 2002;
Assistant Treasurer                            formerly Vice President/Corporate Accounting of the Manager (July
(since August 27, 2002)                        1999-March 2002) prior to which he was Chief Financial Officer at
Age: 39                                        Sovlink Corporation (April 1996-June 1999). An officer of 72 portfolios in the OppenheimerFunds complex.
---------------------------------------------- ------------------------------------------------------------------------
---------------------------------------------- ------------------------------------------------------------------------
Connie Bechtolt,                               Assistant Vice President of the Manager (since September 1998);
Assistant Treasurer                            formerly Manager/Fund Accounting (September 1994-September 1998) of
(since October 7, 2002)                        the Manager. An officer of 72 portfolios in the OppenheimerFunds
Age: 39                                        complex.
---------------------------------------------- ------------------------------------------------------------------------

6.       The section  captioned  "Distribution  and Service Plans - Class A Service Plan" on page 71 is revised by adding the following to the end of the first paragraph:

      With respect to  purchases  of Class A shares  subject to a contingent  deferred  sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the Distributor currently intends to pay the service  fee to  Recipients  in  advance  for the first year after the  shares  are  purchased.  After the first year  shares are outstanding,  the Distributor makes service fee payments to Recipients quarterly on those shares. The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance service fee payment.  If Class A shares purchased by grandfathered  retirement accounts are redeemed during the first year after their purchase,  the Recipient of the service  fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

7.       The fourth sentence of the second paragraph under "Total Return Information" on page 75 is revised to read as follows:

      For Class N shares,  the 1% contingent  deferred sales charge is deducted for returns for the one year period,  and total returns for the periods prior to March 1, 2001 (the inception date for Class N shares) are based on the Fund's Class A returns,  adjusted to reflect the higher Class N 12b-1 fees.

8.    The section  captioned " Additional  Information  About the Fund - The  Custodian  Bank" on page 101 is revised by replacing  the first sentence of the paragraph with the following: "Citibank, N.A. is the custodian of each Fund's assets."

9.    The section captioned "Custodian Bank for the Funds" on the back cover is replaced with the following:

         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

October 7, 2002                                                                                          PX0505.006